Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 165,425,357.64
Previously Paid Amount	0.00
Total Fee Amount	22,845.24
Total Offset Amount	0.00
Net Fee	$ 22,845.24